UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48047-1013                                   (C)2013, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
August 31, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (27.1%)

             COMMON STOCKS (17.8%)

             CONSUMER DISCRETIONARY (1.8%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.3%)
   104,000   TRW Automotive Holdings Corp.*                                $    7,183
                                                                           ----------
             CABLE & SATELLITE (0.2%)
    97,190   Comcast Corp. "A"                                                  4,091
                                                                           ----------
             DEPARTMENT STORES (0.2%)
    72,000   Kohl's Corp.                                                       3,694
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    68,100   Lowe's Companies, Inc.                                             3,120
                                                                           ----------
             HOMEFURNISHING RETAIL (0.1%)
    34,940   Bed Bath & Beyond, Inc.*                                           2,577
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
   319,800   Royal Caribbean Cruises Ltd.                                      11,734
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.3%)
    91,010   Walt Disney Co.                                                    5,536
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    88,100   H&R Block, Inc.                                                    2,459
                                                                           ----------
             Total Consumer Discretionary                                      40,394
                                                                           ----------
             CONSUMER STAPLES (1.4%)
             -----------------------
             DRUG RETAIL (0.4%)
   120,580   CVS Caremark Corp.                                                 7,000
    62,000   Walgreen Co.                                                       2,980
                                                                           ----------
                                                                                9,980
                                                                           ----------
             FOOD DISTRIBUTORS (0.1%)
   100,000   Sysco Corp.                                                        3,202
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.2%)
    47,500   Procter & Gamble Co.                                               3,700
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    82,300   Wal-Mart Stores, Inc.                                              6,006
                                                                           ----------
             SOFT DRINKS (0.1%)
    29,330   PepsiCo, Inc.                                                      2,338
                                                                           ----------
             TOBACCO (0.3%)
    81,050   Philip Morris International, Inc.                                  6,763
                                                                           ----------
             Total Consumer Staples                                            31,989
                                                                           ----------

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1  | USAA Cornerstone Moderately Aggressive Fund
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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (1.7%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    31,030   Chevron Corp.                                                 $    3,737
   144,500   Occidental Petroleum Corp.                                        12,746
                                                                           ----------
                                                                               16,483
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
   164,550   Halliburton Co.                                                    7,898
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    62,000   ConocoPhillips                                                     4,111
   251,000   Marathon Oil Corp.                                                 8,642
                                                                           ----------
                                                                               12,753
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    60,000   Valero Energy Corp.                                                2,132
                                                                           ----------
             Total Energy                                                      39,266
                                                                           ----------
             FINANCIALS (2.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    41,000   State Street Corp.                                                 2,735
                                                                           ----------
             CONSUMER FINANCE (0.4%)
   129,970   Capital One Financial Corp.                                        8,390
                                                                           ----------
             DIVERSIFIED BANKS (0.3%)
   166,420   Wells Fargo & Co.                                                  6,837
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.1%)
    49,680   MetLife, Inc.                                                      2,295
                                                                           ----------
             MULTI-LINE INSURANCE (0.2%)
   109,000   American International Group, Inc.*                                5,064
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   239,417   Citigroup, Inc.                                                   11,571
    50,700   JPMorgan Chase & Co.                                               2,562
                                                                           ----------
                                                                               14,133
                                                                           ----------
             REGIONAL BANKS (0.7%)
   138,600   BB&T Corp.                                                         4,707
   132,800   CIT Group, Inc.*                                                   6,357
    69,200   PNC Financial Services Group, Inc.                                 5,001
                                                                           ----------
                                                                               16,065
                                                                           ----------
             SPECIALIZED FINANCE (0.2%)
    25,220   IntercontinentalExchange, Inc.*                                    4,533
                                                                           ----------
             Total Financials                                                  60,052
                                                                           ----------
             HEALTH CARE (4.0%)
             ------------------
             BIOTECHNOLOGY (1.1%)
   404,000   Gilead Sciences, Inc.*                                            24,349
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
   200,001   Cardinal Health, Inc.                                             10,056
                                                                           ----------
             HEALTH CARE EQUIPMENT (0.1%)
    26,900   Varian Medical Systems, Inc.*                                      1,895
                                                                           ----------
             HEALTH CARE SERVICES (0.2%)
    56,250   Express Scripts Holdings Co.*                                      3,593
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    64,009   Thermo Fisher Scientific, Inc.                                     5,686
                                                                           ----------

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.1%)
    39,000   UnitedHealth Group, Inc.                                      $    2,798
                                                                           ----------
             PHARMACEUTICALS (1.8%)
   246,140   AbbVie, Inc.                                                      10,488
    55,000   Allergan, Inc.                                                     4,861
   145,590   Johnson & Johnson                                                 12,581
   450,300   Pfizer, Inc.                                                      12,703
                                                                           ----------
                                                                               40,633
                                                                           ----------
             Total Health Care                                                 89,010
                                                                           ----------

             INDUSTRIALS (1.5%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
    65,000   Boeing Co.                                                         6,755
   117,000   Raytheon Co.                                                       8,823
   245,400   Spirit AeroSystems Holdings, Inc. "A"*                             5,541
    36,640   United Technologies Corp.                                          3,667
                                                                           ----------
                                                                               24,786
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.3%)
    74,990   United Parcel Service, Inc. "B"                                    6,418
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
   104,660   General Electric Co.                                               2,422
                                                                           ----------
             Total Industrials                                                 33,626
                                                                           ----------

             INFORMATION TECHNOLOGY (4.2%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
   117,700   Adobe Systems, Inc.*                                               5,385
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.8%)
   456,317   Cisco Systems, Inc.                                               10,637
    97,600   QUALCOMM, Inc.                                                     6,469
                                                                           ----------
                                                                               17,106
                                                                           ----------
             COMPUTER HARDWARE (1.0%)
    25,120   Apple, Inc.                                                       12,234
   438,000   Hewlett-Packard Co.                                                9,785
                                                                           ----------
                                                                               22,019
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    40,000   Visa, Inc. "A"                                                     6,977
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.6%)
    12,460   Google, Inc. "A"*                                                 10,552
   142,000   Yahoo! Inc.*                                                       3,851
                                                                           ----------
                                                                               14,403
                                                                           ----------
             SEMICONDUCTORS (0.5%)
    80,000   Broadcom Corp. "A"                                                 2,021
   294,570   Intel Corp.                                                        6,475
    68,000   Texas Instruments, Inc.                                            2,597
                                                                           ----------
                                                                               11,093
                                                                           ----------
             SYSTEMS SOFTWARE (0.8%)
   423,860   Microsoft Corp.                                                   14,157
   116,550   Oracle Corp.                                                       3,713
                                                                           ----------
                                                                               17,870
                                                                           ----------
             Total Information Technology                                      94,853
                                                                           ----------

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3  | USAA Cornerstone Moderately Aggressive Fund

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
PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES       SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MATERIALS (0.3%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    34,660   Monsanto Co.                                                  $    3,393
                                                                           ----------
             PAPER PACKAGING (0.2%)
    88,000   Bemis Co., Inc.                                                    3,501
                                                                           ----------
             Total Materials                                                    6,894
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   151,800   CenturyLink, Inc.                                                  5,028
                                                                           ----------
             Total Common Stocks (cost: $335,168)                             401,112
                                                                           ----------
             PREFERRED STOCKS (1.6%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
   120,000   Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(a)                                       12,877
                                                                           ----------
             ENERGY (0.8%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    13,800   Chesapeake Energy Corp., 5.75%, perpetual(a)                      15,580
                                                                           ----------
                                                                               15,580
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000   Kinder Morgan G.P. Inc., 4.16%, cumulative redeemable(a)           1,836
                                                                           ----------
                                                                                1,836
                                                                           ----------
             Total Energy                                                      17,416
                                                                           ----------
             FINANCIALS (0.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        70   International Lease Finance Corp., 0.36%, perpetual(b)             4,480
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000   Syncora Holdings Ltd., 6.88%, perpetual(b)                             -
                                                                           ----------
             Total Financials                                                   4,480
                                                                           ----------
             Total Preferred Stocks (cost: $33,581)                            34,773
                                                                           ----------
             EXCHANGE-TRADED FUNDS (7.7%)
   745,118   iShares Core S&P Mid-Cap ETF                                      88,028
    83,055   iShares Core S&P Small-Cap ETF                                     7,828
   450,000   iShares Russell 2000 ETF                                          45,171
   200,000   SPDR S&P 500 ETF Trust                                            32,730
                                                                           ----------
             Total Exchange-Traded Funds (cost: $137,550)                     173,757
                                                                           ----------
             Total U.S. Equity Securities(cost: $506,299)                     609,642
                                                                           ----------

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                                                   Portfolio of Investments |  4

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (26.7%)

             COMMON STOCKS (13.7%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             ADVERTISING (0.1%)
    22,940   Publicis Groupe(b)                                            $    1,708
                                                                           ----------
             APPAREL RETAIL (0.0%)
     1,200   Fast Retailing Co. Ltd.(b)                                           386
       500   Shimamura Co. Ltd.(b)                                                 51
                                                                           ----------
                                                                                  437
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    21,674   Compagnie Financiere Richemont S.A.(b)                             2,054
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.2%)
     4,300   Aisin Seiki Co. Ltd.(b)                                              164
       264   Continental AG(b)                                                     40
    12,800   Denso Corp.(b)                                                       581
     2,000   Koito Manufacturing Co. Ltd.(b)                                       35
    43,000   Magna International, Inc.                                          3,319
     2,100   NOK Corp.(b)                                                          31
     2,800   Stanley Electric Co. Ltd.(b)                                          54
     4,500   Toyoda Gosei Co. Ltd.(b)                                             108
    53,700   Toyota Boshoku Corp.(b)                                              700
                                                                           ----------
                                                                                5,032
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
     7,274   Bayerische Motoren Werke AG(b)                                       685
     4,000   Daihatsu Motor Co., Ltd.(b)                                           74
    39,454   Daimler AG(b)                                                      2,707
   205,585   Fiat S.p.A.*(b)                                                    1,549
    84,000   Fuji Heavy Industries Ltd.(b)                                      2,015
    18,000   Isuzu Motors Ltd.(b)                                                 109
    59,000   Mazda Motor Corp.*(b)                                                234
     5,085   Peugeot S.A.*(b)                                                      72
    60,700   Toyota Motor Corp.(b)                                              3,667
       606   Volkswagen AG(b)                                                     135
                                                                           ----------
                                                                               11,247
                                                                           ----------
             AUTOMOTIVE RETAIL (0.0%)
       470   USS Co. Ltd.(b)                                                       59
                                                                           ----------
             BROADCASTING (0.1%)
   588,398   ITV plc(b)                                                         1,501
    32,714   ProSieben Sat.1 Media AG(b)                                        1,387
                                                                           ----------
                                                                                2,888
                                                                           ----------
             CASINOS & GAMING (0.1%)
   226,000   Galaxy Entertainment Group Ltd.*(b)                                1,371
    69,200   MGM China Holdings Ltd.(b)                                           207
    25,934   OPAP S.A.(b)                                                         257
                                                                           ----------
                                                                                1,835
                                                                           ----------
             CONSUMER ELECTRONICS (0.0%)
    48,500   Panasonic Corp.*(b)                                                  438
    22,900   Sony Corp.(b)                                                        457
                                                                           ----------
                                                                                  895
                                                                           ----------
             DEPARTMENT STORES (0.1%)
     8,500   Isetan Mitsukoshi Holdings Ltd.(b)                                   110

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5  | USAA Cornerstone Moderately Aggressive Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    20,763   Next plc(b)                                                   $    1,574
                                                                           ----------
                                                                                1,684
                                                                           ----------
             HOMEBUILDING (0.0%)
     9,000   Sekisui Chemical Co. Ltd.(b)                                          82
    12,000   Sekisui House Ltd.(b)                                                145
                                                                           ----------
                                                                                  227
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    36,017   Flight Centre Ltd.(b)                                              1,497
   283,678   TUI Travel plc(b)                                                  1,514
                                                                           ----------
                                                                                3,011
                                                                           ----------
             LEISURE FACILITIES (0.0%)
     3,100   Oriental Land Co. Ltd.(b)                                            499
                                                                           ----------
             LEISURE PRODUCTS (0.1%)
    93,000   NAMCO BANDAI Holdings, Inc.(b)                                     1,481
     3,300   Yamaha Corp.(b)                                                       41
                                                                           ----------
                                                                                1,522
                                                                           ----------
             TIRES & RUBBER (0.1%)
    11,100   Bridgestone Corp.(b)                                                 362
     6,474   Compagnie Generale des Etablissements Michelin(b)                    618
                                                                           ----------
                                                                                  980
                                                                           ----------
             Total Consumer Discretionary                                      34,078
                                                                           ----------
             CONSUMER STAPLES (1.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
 2,108,000   Golden Agri-Resources Ltd.(b)                                        922
                                                                           ----------
             BREWERS(0.2%)
     7,718   Anheuser-Busch InBev N.V.(b)                                         722
    19,500   Anheuser-Busch InBev N.V. ADR                                      1,820
     8,500   Asahi Group Holdings Ltd.(b)                                         210
       773   Carlsberg A.S. "B"(b)                                                 75
    23,647   Heineken Holding N.V.(b)                                           1,425
       561   Heineken N.V.(b)                                                      38
    39,000   Kirin Holdings Co. Ltd.(b)                                           533
                                                                           ----------
                                                                                4,823
                                                                           ----------
             DISTILLERS & VINTNERS (0.1%)
    55,000   Diageo plc(b)                                                      1,687
                                                                           ----------
             FOOD DISTRIBUTORS (0.0%)
   186,888   Metcash Ltd.(b)                                                      540
                                                                           ----------
             FOOD RETAIL (0.3%)
    14,239   Casino Guichard-Perrachon S.A.(b)                                  1,348
    20,550   Delhaize Group(b)                                                  1,311
   262,667   J Sainsbury plc(b)                                                 1,565
    39,296   Koninklijke Ahold  N.V.(b)                                           626
   347,265   Wm Morrison Supermarkets plc(b)                                    1,562
                                                                           ----------
                                                                                6,412
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.1%)
    10,562   Henkel AG & Co. KGaA(b)                                              859
    33,029   Reckitt Benckiser Group plc(b)                                     2,244
                                                                           ----------
                                                                                3,103
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.0%)
    13,800   Aeon Co. Ltd.(b)                                                     188
     3,622   Carrefour S.A.(b)                                                    113
                                                                           ----------
                                                                                  301
                                                                           ----------

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                                                   Portfolio of Investments |  6

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.5%)
    14,000   Ajinomoto Co. Inc.(b)                                         $      179
     7,837   Associated British Foods plc(b)                                      224
     2,170   DANONE S.A.(b)                                                       162
        19   Lindt & Spruengli AG(b)                                               76
    66,365   Nestle S.A.(b)                                                     4,349
     4,000   Nippon Meat Packers, Inc.(b)                                          56
    42,900   Suedzucker AG(b)                                                   1,384
     2,000   Toyo Suisan Kaisha Ltd.(b)                                            60
    36,006   Unilever N.V.(b)                                                   1,351
    60,950   Unilever N.V.                                                      2,294
                                                                           ----------
                                                                               10,135
                                                                           ----------
             SOFT DRINKS (0.0%)
     8,900   Coca Cola  West Co., Ltd.(b)                                         176
     2,700   Suntory Beverage & Food Ltd. *                                        97
                                                                           ----------
                                                                                  273
                                                                           ----------
             TOBACCO (0.2%)
    46,434   British American Tobacco plc(b)                                    2,342
    71,700   Japan Tobacco, Inc.(b)                                             2,417
     4,566   Swedish Match AB(b)                                                  159
                                                                           ----------
                                                                                4,918
                                                                           ----------
             Total Consumer Staples                                            33,114
                                                                           ----------
             ENERGY (1.0%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
     2,404   BG Group plc(b)                                                       46
   616,376   BP plc(b)                                                          4,251
   106,742   ENI S.p.A.(b)                                                      2,424
    31,636   OMV AG(b)                                                          1,460
     1,215   Repsol S.A.(b)                                                        28
    73,070   Royal Dutch Shell plc "A"(b)                                       2,364
    82,262   Royal Dutch Shell plc "B"(b)                                       2,769
    69,315   Total S.A.(b)                                                      3,835
                                                                           ----------
                                                                               17,177
                                                                           ----------
             OIL & GAS DRILLING (0.2%)
     8,118   Transocean Ltd.(b)                                                   368
   120,500   Transocean Ltd.                                                    5,438
                                                                           ----------
                                                                                5,806
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.0%)
     3,042   Caltex Australia Ltd.(b)                                              51
       500   Idemitsu Kosan Co. Ltd.(b)                                            42
    74,500   JX Holdings, Inc.(b)                                                 392
     2,835   Neste Oil Oyj(b)                                                      52
     4,100   Showa Shell Sekiyu K.K.(b)                                            41
     6,000   TonenGeneral Sekiyu K.K.(b)                                           54
                                                                           ----------
                                                                                  632
                                                                           ----------
             Total Energy                                                      23,615
                                                                           ----------
             FINANCIALS (2.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    21,901   3i Group plc(b)                                                      122
   103,000   Aberdeen Asset Management plc(b)                                     562
    22,406   Schroders plc(b)                                                     803
                                                                           ----------
                                                                                1,487
                                                                           ----------
             DIVERSIFIED BANKS (1.5%)
   480,000   Aozora Bank Ltd.(b)                                                1,377
    60,500   Australia and New Zealand Banking Group Ltd.(b)                    1,588

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7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   173,186   Banco Bilbao Vizcaya Argentaria S.A.(b)                       $    1,651
    40,319   Banco Santander S.A.(b)                                              284
   143,800   Bank of East Asia Ltd.(b)                                            550
   167,671   Bankia S.A.*(b)                                                      156
     1,597   BNP Paribas S.A.(b)                                                  100
    55,459   Commonwealth Bank of Australia(b)                                  3,574
    38,000   DBS Group Holdings Ltd.(b)                                           469
   103,674   DnB NOR ASA(b)                                                     1,608
   520,510   HSBC Holdings plc(b)                                               5,452
    58,000   HSBC Holdings plc ADR                                              3,040
   479,500   Mitsubishi UFJ Financial Group, Inc.(b)                            2,792
 1,151,500   Mizuho Financial Group, Inc.(b)                                    2,340
    35,066   National Australia Bank Ltd.(b)                                    1,006
    19,000   Oversea-Chinese Banking Corp. Ltd.(b)                                147
   131,467   Skandinaviska Enskilda Banken "A"(b)                               1,349
    15,611   Standard Chartered plc(b)                                            348
    56,600   Sumitomo Mitsui Financial Group, Inc.(b)                           2,505
     1,964   Svenska Handelsbanken AB "A"(b)                                       84
    88,269   UniCredit SpA(b)                                                     496
     4,000   United Overseas Bank Ltd.(b)                                          62
   114,635   Westpac Banking Corp.(b)                                           3,179
                                                                           ----------
                                                                               34,157
                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.0%)
    24,153   UBS AG(b)                                                            467
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
   155,000   Daiwa Securities Group, Inc.(b)                                    1,242
     6,800   Macquarie Group Ltd.(b)                                              263
    84,300   Nomura Holdings, Inc.(b)                                             585
                                                                           ----------
                                                                                2,090
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
   246,736   AEGON N.V.(b)                                                      1,758
   421,202   Legal & General Group plc(b)                                       1,220
   131,350   Prudential plc(b)                                                  2,194
                                                                           ----------
                                                                                5,172
                                                                           ----------
             MULTI-LINE INSURANCE (0.2%)
    35,812   Ageas(b)                                                           1,409
     9,885   Allianz SE(b)                                                      1,416
    95,184   AXA S.A.(b)                                                        2,072
                                                                           ----------
                                                                                4,897
                                                                           ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    34,040   Industrivarden AB "C"(b)                                             586
    58,264   Investor AB "B"(b)                                                 1,679
                                                                           ----------
                                                                                2,265
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    24,300   ORIX Corp.(b)                                                        331
    24,911   Pohjola Bank plc "A"(b)                                              405
                                                                           ----------
                                                                                  736
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
     3,200   Tokio Marine Holdings, Inc.(b)                                        98
     9,651   Tryg A/S(b)                                                          821
                                                                           ----------
                                                                                  919
                                                                           ----------
             REAL ESTATE DEVELOPMENT (0.0%)
    64,000   Sino Land Co.(b)                                                      85
                                                                           ----------
             REAL ESTATE OPERATING COMPANIES (0.1%)
   232,000   Hysan Development Co. Ltd.(b)                                      1,007
     8,283   Swiss Prime Site AG(b)                                               608
                                                                           ----------
                                                                                1,615
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             REGIONAL BANKS (0.0%)
    16,000   Chiba Bank Ltd.(b)                                            $      109
    17,000   Fukuoka Financial Group, Inc.(b)                                      72
     6,000   Iyo Bank Ltd.(b)                                                      60
    40,400   Resona Holdings, Inc.(b)                                             192
     4,000   Suruga Bank Ltd.(b)                                                   63
     5,000   Yamaguchi Financial Group, Inc.(b)                                    46
                                                                           ----------
                                                                                  542
                                                                           ----------
             REINSURANCE (0.2%)
     4,805   Hannover Rueckversicherung AG(b)                                     335
     5,330   Muenchener Rueckversicherungs-Gesellschaft AG(b)                     971
    30,278   Swiss Re AG(b)                                                     2,322
                                                                           ----------
                                                                                3,628
                                                                           ----------
             SPECIALIZED FINANCE (0.0%)
       500   Japan Exchange Group, Inc.(b)                                         39
                                                                           ----------
             Total Financials                                                  58,099
                                                                           ----------
             HEALTH CARE (1.2%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    20,489   Actelion Ltd.(b)                                                   1,393
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.0%)
       900   Alfresa Holdings Corp.(b)                                             42
    39,800   Medipal Holdings Corp.(b)                                            443
                                                                           ----------
                                                                                  485
                                                                           ----------
             HEALTH CARE FACILITIES (0.0%)
     8,601   Ramsay Health Care Ltd.(b)                                           285
                                                                           ----------
             HEALTH CARE SERVICES (0.1%)
     8,558   Fresenius SE & Co. KGaA(b)                                         1,030
     1,200   Miraca Holdings, Inc.(b)                                              53
    48,942   Sonic Healthcare Ltd.(b)                                             673
                                                                           ----------
                                                                                1,756
                                                                           ----------
             PHARMACEUTICALS (1.0%)
    45,750   AstraZeneca plc(b)                                                 2,250
     6,295   Bayer AG(b)                                                          699
   147,093   GlaxoSmithKline plc(b)                                             3,749
    32,578   Novartis AG(b)                                                     2,376
    16,469   Novo Nordisk A/S "B"(b)                                            2,751
    33,627   Orion Oyj "B"(b)                                                     779
    14,900   Otsuka Holdings Co. Ltd.(b)                                          460
    21,162   Roche Holding AG(b)                                                5,279
    18,422   Sanofi S.A.(b)                                                     1,770
     6,200   Shionogi & Co. Ltd.(b)                                               120
       400   Taisho Pharmaceutical Holdings Co. Ltd.(b)                            27
    45,599   Teva Pharmaceutical Industries Ltd.(b)                             1,739
    32,900   Tsumura & Co.(b)                                                     880
                                                                           ----------
                                                                               22,879
                                                                           ----------
             Total Health Care                                                 26,798
                                                                           ----------
             INDUSTRIALS (2.4%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
   242,898   BAE Systems plc(b)                                                 1,638
    40,589   European Aeronautic Defense and Space Co. EADS N.V.(b)             2,335
     4,569   Safran S.A.(b)                                                       253
    22,718   Thales S.A.(b)                                                     1,118
                                                                           ----------
                                                                                5,344
                                                                           ----------

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.0%)
     4,800   Yamato Holdings Co. Ltd.(b)                                   $      103
                                                                           ----------
             AIRLINES (0.1%)
    68,937   easyJet plc(b)                                                     1,317
    19,662   International Consolidated Airlines Group S.A.*(b)                    87
     1,300   Japan Airlines Co. Ltd.(b)                                            69
    18,700   Ryanair Holdings plc ADR                                             888
                                                                           ----------
                                                                                2,361
                                                                           ----------
             AIRPORT SERVICES (0.1%)
   486,331   Auckland International Airport Ltd.(b)                             1,155
                                                                           ----------
             BUILDING PRODUCTS (0.1%)
       838   Geberit AG(b)                                                        204
   119,000   Toto Ltd.(b)                                                       1,467
                                                                           ----------
                                                                                1,671
                                                                           ----------
             COMMERCIAL PRINTING (0.0%)
    12,000   Dai Nippon Printing Co. Ltd.(b)                                      116
    12,000   Toppan Printing Co. Ltd.(b)                                           88
                                                                           ----------
                                                                                  204
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.2%)
       973   Bouygues S.A.(b)                                                      30
    93,413   Ferrovial S.A.(b)                                                  1,548
     5,000   JGC Corp.(b)                                                         170
    34,687   Vinci S.A.(b)                                                      1,787
                                                                           ----------
                                                                                3,535
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   121,000   Hino Motors Ltd.(b)                                                1,566
    24,000   Kubota Corp.(b)                                                      323
                                                                           ----------
                                                                                1,889
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   174,200   Eaton Corp. plc                                                   11,030
   164,000   Fuji Electric Co. Ltd.(b)                                            601
     1,081   Legrand S.A.(b)                                                       55
     1,900   Nidec Corp.(b)                                                       143
     2,944   Osram Licht AG *                                                     118
                                                                           ----------
                                                                               11,947
                                                                           ----------
             HIGHWAYS & RAILTRACKS (0.0%)
     6,513   Abertis Infraestructuras SA(b)                                       115
     7,084   Atlantia S.p.A.(b)                                                   127
                                                                           ----------
                                                                                  242
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    10,169   Adecco S.A.(b)                                                       639
    42,870   Capita plc(b)                                                        634
                                                                           ----------
                                                                                1,273
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
   135,000   Hutchison Whampoa Ltd.(b)                                          1,557
    14,309   Siemens AG(b)                                                      1,515
                                                                           ----------
                                                                                3,072
                                                                           ----------
             INDUSTRIAL MACHINERY (0.1%)
    24,818   Atlas Copco AB "B"(b)                                                609
     3,967   GEA Group AG(b)                                                      160
     8,812   Kone Oyj "B"(b)                                                      720
   302,000   Mitsubishi Heavy Industries Ltd.(b)                                1,645
                                                                           ----------
                                                                                3,134
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MARINE (0.0%)
        91   A.P. Moller-Maersk A/S "A"(b)                                 $      732
        29   A.P. Moller-Maersk A/S "B"(b)                                        246
                                                                           ----------
                                                                                  978
                                                                           ----------
             RAILROADS (0.6%)
    89,000   Canadian Pacific Railway Ltd.                                     10,505
    18,200   Central Japan Railway Co.(b)                                       2,073
     3,800   West Japan Railway Co.(b)                                            156
                                                                           ----------
                                                                               12,734
                                                                           ----------
             SECURITY & ALARM SERVICES (0.1%)
     4,600   Secom Co. Ltd.(b)                                                    262
   125,254   Securitas AB "B"(b)                                                1,320
                                                                           ----------
                                                                                1,582
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
   143,700   ITOCHU Corp.(b)                                                    1,619
    38,000   Marubeni Corp.(b)                                                    275
    27,300   Sojitz Corp.(b)                                                       49
    24,500   Sumitomo Corp.(b)                                                    309
                                                                           ----------
                                                                                2,252
                                                                           ----------
             TRUCKING (0.0%)
   286,000   ComfortDelGro Corp. Ltd.(b)                                          412
    19,000   Nippon Express Co. Ltd.(b)                                            88
                                                                           ----------
                                                                                  500
                                                                           ----------
             Total Industrials                                                 53,976
                                                                           ----------
             INFORMATION TECHNOLOGY (0.9%)
             -----------------------------
             APPLICATION SOFTWARE (0.0%)
     2,460   SAP AG(b)                                                            182
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    43,908   Amadeus IT Holding S.A. "A"(b)                                     1,418
                                                                           ----------
             ELECTRONIC COMPONENTS (0.1%)
       700   Hirose Electric Co. Ltd.(b)                                           92
    22,700   HOYA Corp.(b)                                                        482
    22,300   Murata Manufacturing Co. Ltd.(b)                                   1,522
     4,500   Omron Corp.(b)                                                       140
     5,000   Yaskawa Electric Corp.(b)                                             59
                                                                           ----------
                                                                                2,295
                                                                           ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    29,900   FUJIFILM Holdings Corp.(b)                                           649
     1,000   Keyence Corp.(b)                                                     329
     4,700   Yokogawa Electric Corp.(b)                                            59
                                                                           ----------
                                                                                1,037
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.0%)
     1,857   Yahoo Japan Corp.(b)                                                 915
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    29,549   Cap Gemini(b)                                                      1,618
     2,200   Nomura Research Institute Ltd.(b)                                     68
                                                                           ----------
                                                                                1,686
                                                                           ----------
             OFFICE ELECTRONICS (0.1%)
   132,000   Ricoh Co. Ltd.(b)                                                  1,420
                                                                           ----------
             SEMICONDUCTORS (0.5%)
    69,980   ARM Holdings plc(b)                                                  943
    34,058   Infineon Technologies AG(b)                                          309

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   241,500   NXP Semiconductors N.V.*                                      $    8,976
                                                                           ----------
                                                                               10,228
                                                                           ----------
             SYSTEMS SOFTWARE (0.0%)
     2,300   Trend Micro, Inc.(b)                                                  80
                                                                           ----------
             Total Information Technology                                      19,261
                                                                           ----------
             MATERIALS (1.1%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   164,000   Asahi Kasei Corp.(b)                                               1,200
    10,000   Denki Kagaku Kogyo Kabushiki Kaisha(b)                                36
    13,100   Kuraray Co. Ltd.(b)                                                  145
                                                                           ----------
                                                                                1,381
                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
     5,262   Imerys S.A.(b)                                                       342
                                                                           ----------
             DIVERSIFIED CHEMICALS (0.1%)
    24,513   BASF SE(b)                                                         2,142
    13,181   Incitec Pivot Ltd.(b)                                                 30
     5,500   Mitsubishi Chemical Holdings Corp.(b)                                 26
                                                                           ----------
                                                                                2,198
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.5%)
    93,421   Anglo American plc(b)                                              2,141
    45,229   BHP Billiton Ltd.(b)                                               1,432
    33,812   BHP Billiton plc(b)                                                  984
     6,012   Boliden AB(b)                                                         88
   207,480   Glencore Xstrata plc(b)                                              981
    25,000   Mitsubishi Materials Corp.(b)                                         97
   110,400   Rio Tinto plc ADR                                                  4,980
   117,000   Sumitomo Metal Mining Co. Ltd.(b)                                  1,569
                                                                           ----------
                                                                               12,272
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     9,828   Israel Chemicals Ltd.(b)                                              68
    35,556   K+S AG(b)                                                            863
    35,020   Yara International ASA(b)                                          1,383
                                                                           ----------
                                                                                2,314
                                                                           ----------
             PAPER PRODUCTS (0.1%)
    18,000   Oji Holdings Corp.(b)                                                 72
   184,874   Stora Enso Oyj "R"(b)                                              1,428
                                                                           ----------
                                                                                1,500
                                                                           ----------
             SPECIALTY CHEMICALS (0.1%)
   157,000   Daicel Corp.(b)                                                    1,353
     1,397   EMS-Chemie Holding AG(b)                                             447
     2,300   Hitachi Chemical Co. Ltd.(b)                                          38
     3,900   JSR Corp.(b)                                                          68
     5,000   Kansai Paint Co. Ltd.(b)                                              58
     3,000   Nitto Denko Corp.(b)                                                 159
                                                                           ----------
                                                                                2,123
                                                                           ----------
             STEEL (0.1%)
   434,511   Fortescue Metals Group Ltd.(b)                                     1,660
    31,715   Voestalpine AG(b)                                                  1,355
                                                                           ----------
                                                                                3,015
                                                                           ----------
             Total Materials                                                   25,145
                                                                           ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    56,313   Belgacom S.A.(b)                                                   1,347

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    39,830   Bezeq Israeli TelecommunicationCorp. Ltd.(b)                  $       65
   425,686   BT Group plc(b)                                                    2,146
   164,556   Deutsche Telekom AG(b)                                             2,108
     8,258   Elisa Oyj(b)                                                         174
    38,300   Nippon Telegraph & Telephone Corp.(b)                              1,949
    41,448   Orange(b)                                                            419
    88,000   PCCW Ltd.(b)                                                          40
    16,543   TDC A/S(b)                                                           135
     5,074   Telekom Austria AG(b)                                                 37
    15,945   Telenor ASA(b)                                                       331
    53,102   TeliaSonera AB(b)                                                    380
    95,997   Telstra Corp. Ltd.(b)                                                418
                                                                           ----------
                                                                                9,549
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    13,900   KDDI Corp.(b)                                                        661
     1,424   Millicom International Cellular S.A. Swedish Depository
                Receipts(b)                                                       116
       338   NTT DOCOMO, Inc.(b)                                                  540
    92,000   Rogers Communications, Inc. "B"                                    3,643
     1,900   SoftBank Corp.(b)                                                    119
   614,592   Vodafone Group plc(b)                                              1,981
   236,200   Vodafone Group plc ADR                                             7,641
                                                                           ----------
                                                                               14,701
                                                                           ----------
             Total Telecommunication Services                                  24,250
                                                                           ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
   202,000   Cheung Kong Infrastructure Holdings Ltd.(b)                        1,363
    13,700   Chubu Electric Power Co., Inc.(b)                                    170
     6,800   Chugoku Electric Power Co., Inc.(b)                                   93
    30,421   EDF S.A.(b)                                                          853
   325,357   EDP-Energias de Portugal S.A.(b)                                   1,149
     4,200   Hokkaido Electric Power Co., Inc.*(b)                                 49
     3,900   Hokuriku Electric Power Co.(b)                                        51
   248,438   Iberdrola S.A.(b)                                                  1,317
    15,500   Kansai Electric Power Co., Inc.*(b)                                  173
     9,900   Kyushu Electric Power Co., Inc.*(b)                                  128
       740   Red Electrica Corporacion S.A.(b)                                     38
     4,000   Shikoku Electric Power Co.*(b)                                        62
    36,740   SP AusNet(b)                                                          38
     9,400   Tohoku Electric Power Co., Inc.*(b)                                  103
    33,300   Tokyo Electric Power Co., Inc.*(b)                                   168
                                                                           ----------
                                                                                5,755
                                                                           ----------
             GAS UTILITIES (0.0%)
     5,967   Gas Natural SDG S.A.(b)                                              117
    32,000   Tokyo Gas Co. Ltd.(b)                                                165
                                                                           ----------
                                                                                  282
                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     2,600   Electric Power Development Co. Ltd.(b)                                80
                                                                           ----------
             MULTI-UTILITIES (0.1%)
    34,091   Centrica plc(b)                                                      204
   121,457   E.ON SE(b)                                                         1,923
    87,300   National Grid plc(b)                                               1,005
                                                                           ----------
                                                                                3,132
                                                                           ----------
             Total Utilities                                                    9,249
                                                                           ----------
             Total Common Stocks (cost: $281,342)                             307,585
                                                                           ----------

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.0%)
     1,180   Bayerische Motoren Werke AG(b)                                $       87
                                                                           ----------
             FINANCIALS (0.0%)
             -----------------
             REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                perpetual, acquired 1/23/2007 - 3/02/2007;
                cost $3,065(b),(c)                                                750
                                                                           ----------
             Total Preferred Stocks (cost: $3,145)                                837
                                                                           ----------
             RIGHTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             GENERAL MERCHANDISE STORES (0.0%)
         5   Groupe FNAC S.A.(b)                                                   --
                                                                           ----------
             Total Rights (cost: $0)                                               --
                                                                           ----------
             EXCHANGE-TRADED FUNDS (13.0%)

   130,208   EGShares Emerging Markets Consumer ETF                             3,199
 1,583,924   iShares Core MSCI Emerging Markets ETF                            71,926
 1,054,300   iShares MSCI EAFE ETF                                             62,383
   591,274   iShares MSCI Germany ETF                                          15,160
 1,170,922   iShares MSCI Hong Kong ETF                                        22,025
   454,563   iShares MSCI Indonesia ETF                                        10,464
   438,992   iShares MSCI Malaysia ETF                                          6,339
   139,268   iShares MSCI Philippines ETF                                       4,339
   486,431   iShares MSCI Singapore ETF                                         6,032
   620,904   iShares MSCI Taiwan ETF                                            8,370
   151,829   iShares MSCI Turkey ETF                                            7,351
 1,678,972   iShares MSCI United Kingdom ETF                                   31,313
    75,771   SPDR S&P Emerging Markets SmallCap ETF                             3,246
   540,000   Vanguard FTSE Emerging Markets ETF                                20,369
   170,548   WisdomTree Emerging Markets Equity Income Fund                     8,253
   182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                 7,959
   314,095   WisdomTree India Earnings Fund                                     4,360
                                                                           ----------
             Total Exchange-Traded Funds (cost: $302,826)                     293,088
                                                                           ----------
             Total International Equity Securities(cost: $587,313)            601,510
                                                                           ----------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (3.5%)

             GOLD (2.0%)

             AFRICAN GOLD COMPANIES (0.2%)
    75,000   AngloGold Ashanti Ltd. ADR                                         1,003
   340,000   Gold Fields Ltd. ADR                                               1,751
   545,000   Harmony Gold Mining Co. Ltd. ADR                                   1,973
    47,500   Sibanye Gold Ltd. ADR                                                196
                                                                           ----------
                                                                                4,923
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             AUSTRALIAN GOLD COMPANIES (0.1%)
   238,000   Newcrest Mining Ltd.                                          $    2,809
                                                                           ----------
             EUROPEAN GOLD COMPANIES (0.2%)
    41,500   Randgold Resources Ltd. ADR                                        3,238
                                                                           ----------
             NORTH AMERICAN GOLD COMPANIES (1.4%)
    32,000   Agnico-Eagle Mines Ltd.                                              962
   100,000   Alamos Gold, Inc.                                                  1,632
   155,000   Allied Nevada Gold Corp.*                                            719
   295,857   AuRico Gold, Inc.                                                  1,266
   525,000   B2Gold Corp.*                                                      1,396
    57,000   Barrick Gold Corp.                                                 1,091
   250,000   Centerra Gold, Inc.                                                1,578
   358,000   Eldorado Gold Corp.                                                3,061
    90,000   Goldcorp, Inc.                                                     2,655
   540,000   IAMGOLD Corp.                                                      3,251
   250,000   Kinross Gold Corp.                                                 1,375
    51,000   Newmont Mining Corp.                                               1,620
   555,000   Osisko Mining Corp.*                                               2,756
    61,000   Royal Gold, Inc.                                                   3,540
   902,884   Semafo, Inc.                                                       1,894
   150,000   Yamana Gold, Inc.                                                  1,707
                                                                           ----------
                                                                               30,503
                                                                           ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
   184,000   Compania de Minas Buenaventura S.A. ADR                            2,324
                                                                           ----------
             Total Gold (cost: $58,374)                                        43,797
                                                                           ----------
             SILVER (0.2%)
   235,000   Pan American Silver Corp.                                          2,872
   107,000   Tahoe Resources, Inc.*                                             1,910
                                                                           ----------
             Total Silver (cost: $5,855)                                        4,782
                                                                           ----------
             EXCHANGE-TRADED FUNDS (1.3%)
   222,842   SPDR Gold Trust* (cost  $36,840)                                  29,999
                                                                           ----------
             Total Precious Metals and Commodity - Related
                Securities(cost: $101,069)                                     78,578
                                                                           ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)

             COMMON STOCKS (0.4%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     1,600   DAITO Trust Construction Co. Ltd.(b)                                 146
    28,000   New World Development Co. Ltd.(b)                                     39
    10,000   UOL Group Ltd.(b)                                                     50
   193,000   Wharf Holdings Ltd.(b)                                             1,575
   219,000   Wheelock & Co. Ltd.(b)                                             1,116
                                                                           ----------
             Total Diversified Real Estate Activities                           2,926
                                                                           ----------
             REITs - DIVERSIFIED (0.0%)
   108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(b),(c)            --
   113,215   Dexus Property Group(b)                                              103
                                                                           ----------
             Total REITs - Diversified                                            103
                                                                           ----------

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             REITs - INDUSTRIAL (0.0%)
         6   Nippon Prologis REIT, Inc.(b)                                                       $       53
                                                                                                 ----------
             REITs - OFFICE (0.0%)
    43,000   CapitaCommercial Trust(b)                                                                   45
                                                                                                 ----------
             REITs - RETAIL (0.3%)
   138,000   CapitaMall Trust(b)                                                                        200
        46   Japan Retail Fund Investment Corp.(b)                                                       84
   315,500   Link REIT(b)                                                                             1,444
     7,639   Unibail-Rodamco(b)                                                                       1,714
    46,695   Westfield Group(b)                                                                         459
   561,904   Westfield Retail Trust(b)                                                                1,453
                                                                                                 ----------
             Total REITs - Retail                                                                     5,354
                                                                                                 ----------
             Total Common Stocks (cost: $8,450)                                                       8,481
                                                                                                 ----------
             RIGHTS (0.0%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
     5,400   New World Development  *(a),(b)                                                             --
                                                                                                 ----------
             Total Rights (cost: $0)                                                                     --
                                                                                                 ----------
             PREFERRED STOCKS (0.3%)

             REITs - OFFICE (0.3%)
             ---------------------
   268,273   Commonwealth REIT, 6.50%, perpetual                                                      5,510
    28,227   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                       654
                                                                                                 ----------
             Total REITs - Office                                                                     6,164
                                                                                                 ----------
             Total Preferred Stocks (cost: $7,119)                                                    6,164
                                                                                                 ----------
             Total Global Real Estate Equity Securities (cost: $15,569)                              14,645
                                                                                                 ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE         MATURITY
-----------------------------------------------------------------------------------------------------------
             BONDS (39.7%)

             CORPORATE OBLIGATIONS (16.4%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.0%)
$      200   Seneca Nation of Indians Capital Improvements
                Auth. (a)                                            6.75%      12/01/2013              200
                                                                                                 ----------
             PUBLISHING (0.1%)
       998   McGraw-Hill Global Education Holdings, LLC (d)          9.00        3/22/2019            1,009
     1,000   McGraw-Hill Global Education Holdings, LLC (a)          9.75        4/01/2021            1,060
                                                                                                 ----------
                                                                                                      2,069
                                                                                                 ----------
             TEXTILES (0.0%)
       500   SIWF Merger Sub, Inc. (a)                               6.25        6/01/2021              495
                                                                                                 ----------
             Total Consumer Discretionary                                                             2,764
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             ENERGY (3.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
$    2,000   Arch Coal, Inc. (a)                                     9.88%       6/15/2019       $    1,750
                                                                                                 ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     2,000   Alta Mesa Holdings, LP                                  9.63       10/15/2018            2,105
     2,000   Halcon Resources Corp.                                  8.88        5/15/2021            2,015
     2,000   Halcon Resources Corp. (a)                              9.25        2/15/2022            2,005
     2,000   Midstates Petroleum Co., Inc. (a)                       9.25        6/01/2021            1,910
     1,000   NFR Energy, LLC (d)                                     8.75       12/31/2018            1,013
     2,000   Penn Virginia Corp.                                     8.50        5/01/2020            2,010
     2,000   Quicksilver Resources, Inc. (d)                         7.00        6/21/2019            1,920
     2,150   Rex Energy Corp. (a)                                    8.88       12/01/2020            2,236
     2,000   Samson Investment Co. (d)                               6.00        9/25/2018            2,015
                                                                                                 ----------
                                                                                                     17,229
                                                                                                 ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     1,750   Northern Tier Energy, LLC (a)                           7.13       11/15/2020            1,741
                                                                                                 ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.3%)
     7,000   DCP Midstream, LLC (a)                                  5.85        5/21/2043            6,527
     8,780   Enbridge Energy Partners, LP                            8.05       10/01/2037            9,836
    14,370   Energy Transfer Partners, LP (a)                        3.28       11/01/2066           13,005
    10,980   Enterprise Products Operating, LLC                      7.00        6/01/2067           11,704
     2,000   Martin Midstream Partners, LP (a)                       7.25        2/15/2021            2,000
       369   NuStar Logistics, LP                                    7.63        1/15/2043            9,512
                                                                                                 ----------
                                                                                                     52,584
                                                                                                 ----------
             Total Energy                                                                            73,304
                                                                                                 ----------
             FINANCIALS (9.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    14,500   State Street Capital Trust IV                           1.27 (e)    6/15/2037           11,890
       830   Walter Investment Management Corp. (d)                  5.75       11/28/2017              837
                                                                                                 ----------
             Total Asset Management & Custody Banks                                                  12,727
                                                                                                 ----------
             CONSUMER FINANCE (0.4%)
     8,052   American Express Co.                                    6.80        9/01/2066            8,630
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (2.2%)
       385   Delphi Financial Group, Inc.                            7.38        5/15/2037            9,643
    12,342   Lincoln National Corp.                                  7.00        5/17/2066           12,589
     1,000   Lincoln National Corp.                                  6.05        4/20/2067              995
     5,500   Principal Financial Global Fund, LLC                    0.79 (e)    1/10/2031            4,828
     7,800   Prudential Financial, Inc.                              5.63        6/15/2043            7,332
     2,135   Prudential Financial, Inc.                              5.20        3/15/2044            1,932
    12,930   StanCorp Financial Group, Inc.                          6.90        6/01/2067           12,962
                                                                                                 ----------
                                                                                                     50,281
                                                                                                 ----------
             MULTI-LINE INSURANCE (1.8%)
    13,627   Genworth Holdings, Inc.                                 6.15       11/15/2066           11,907
    17,255   Glen Meadow Pass-Through Trust (a)                      6.51        2/12/2067           16,392
    12,810   Nationwide Mutual Insurance Co. (a)                     5.81       12/15/2024           12,874
                                                                                                 ----------
                                                                                                     41,173
                                                                                                 ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     3,137   ILFC E-Capital Trust I (a)                              4.96 (e)   12/21/2065            2,698
     5,000   JPMorgan Chase Capital XIII                             1.23 (e)    9/30/2034            4,175
    10,000   JPMorgan Chase Capital XXI                              1.22 (e)    2/02/2037            7,600
                                                                                                 ----------
                                                                                                     14,473
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (2.8%)
    10,800   Allstate Corp.                                          5.75        8/15/2053           10,658
    10,000   AmTrust Financial Services, Inc. (a)                    6.13        8/15/2023           10,100

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    5,325   BNSF Funding Trust I                                    6.61%      12/15/2055       $    6,078
    11,050   HSB Group, Inc.                                         1.18 (e)    7/15/2027            8,840
    12,400   Ironshore Holdings, Inc. (a)                            8.50        5/15/2020           14,264
     4,000   Progressive Corp.                                       6.70        6/15/2037            4,320
     1,000   RLI Corp.                                               5.95        1/15/2014            1,015
     6,500   Travelers Companies, Inc.                               6.25        3/15/2037            6,890
                                                                                                 ----------
                                                                                                     62,165
                                                                                                 ----------
             REGIONAL BANKS (1.2%)
     1,000   Allfirst Preferred Capital Trust                        1.77 (e)    7/15/2029              840
        31   Citizens Funding Trust I                                7.50        9/15/2066              790
     3,000   Cullen/Frost Bankers, Inc.                              0.79 (e)    2/15/2017            2,933
     1,000   Emigrant Bancorp, Inc. (a)                              6.25        6/15/2014              999
     4,000   First Maryland Capital Trust I                          1.27 (e)    1/15/2027            3,400
     5,000   Fulton Capital Trust I                                  6.29        2/01/2036            5,015
     2,000   Huntington Capital Trust II "B"                         0.90 (e)    6/15/2028            1,650
     3,500   M&T Capital Trust I                                     8.23        2/01/2027            3,561
     5,039   Manufacturers & Traders Trust Co.                       5.63       12/01/2021            5,195
     2,000   Susquehanna Bancshares, Inc.                            2.09 (e)    5/01/2014            1,998
                                                                                                 ----------
                                                                                                     26,381
                                                                                                 ----------
             REINSURANCE (0.2%)
     4,000   Alterra USA Holdings Ltd. (a)                           7.20        4/14/2017            4,114
                                                                                                 ----------
             REITs - RETAIL (0.1%)
     3,000   Brixmor, LLC                                            5.30        1/15/2015            3,015
       413   Brixmor, LLC                                            7.68       11/02/2026              408
                                                                                                 ----------
                                                                                                      3,423
                                                                                                 ----------
             Total Financials                                                                       223,367
                                                                                                 ----------
             HEALTH CARE (0.1%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
     1,000   IASIS Healthcare, LLC                                   8.38        5/15/2019            1,053
                                                                                                 ----------
             INDUSTRIALS (0.7%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    13,560   Textron Financial Corp. (a)                             6.00        2/15/2067           12,103
                                                                                                 ----------
             AIRLINES (0.2%)
     1,065   America West Airlines, Inc. Pass-Through Trust (INS)    7.93        1/02/2019            1,140
     1,000   Continental Airlines, Inc. "B" Pass-Through Trust       6.25        4/11/2020            1,027
     1,819   United Air Lines, Inc. Pass-Through Trust (a)          12.00        7/15/2017            2,055
                                                                                                 ----------
                                                                                                      4,222
                                                                                                 ----------
             Total Industrials                                                                       16,325
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        13   Qwest Corp.                                             7.50        9/15/2051              320
                                                                                                 ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       200   MetroPCS Wireless, Inc. (a)                             6.25        4/01/2021              200
                                                                                                 ----------
             Total Telecommunication Services                                                           520
                                                                                                 ----------
             UTILITIES (2.3%)
             ----------------
             ELECTRIC UTILITIES (1.0%)
     4,850   NextEra Energy Capital Holdings, Inc.                   6.35       10/01/2066            4,951
     6,000   NextEra Energy Capital Holdings, Inc.                   6.65        6/15/2067            6,320
       500   NextEra Energy Capital Holdings, Inc.                   7.30        9/01/2067              551
     5,400   PPL Capital Funding, Inc.                               6.70        3/30/2067            5,593

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    1,000   SPI Electricity Property Ltd. (INS)(a)                   7.25%      12/01/2016           1,139
     4,000   Texas Competitive Electric Holdings Co., LLC (d)         4.71       10/10/2017           2,713
                                                                                                 ----------
                                                                                                     21,267
                                                                                                 ----------
             MULTI-UTILITIES (1.3%)
     6,350   Dominion Resources, Inc.                                 7.50        6/30/2066           6,862
     3,500   Dominion Resources, Inc.                                 2.58 (e)    9/30/2066           3,283
     5,391   Integrys Energy Group, Inc.                              6.11       12/01/2066           5,530
    10,000   Puget Sound Energy, Inc.                                 6.97        6/01/2067          10,567
     3,000   Wisconsin Energy Corp.                                   6.25        5/15/2067           3,115
                                                                                                 ----------
                                                                                                     29,357
                                                                                                 ----------
             Total Utilities                                                                         50,624
                                                                                                 ----------
             Total Corporate Obligations (cost: $337,394)                                           367,957
                                                                                                 ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.5%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
     2,000   Fage USA Dairy Industry, Inc. (a)                        9.88        2/01/2020           2,170
     2,020   JBS S.A.                                                10.50        8/04/2016           2,202
                                                                                                 ----------
             Total Packaged Foods & Meat                                                              4,372
                                                                                                 ----------
             Total Consumer Staples                                                                   4,372
                                                                                                 ----------
             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     9,650   TransCanada Pipelines Ltd.                               6.35        5/15/2067          10,044
                                                                                                 ----------
             FINANCIALS (4.2%)
             -----------------
             DIVERSIFIED BANKS (1.8%)
     2,000   Barclays Bank plc (a)                                    7.70                -(f)        2,145
    11,500   Barclays Bank plc                                        0.65 (e)            -(f)        6,728
     2,000   Barclays Bank plc                                        0.56 (e)            -(f)        1,147
     5,485   Barclays Bank plc                                        0.69 (e)            -(f)        3,161
     2,000   Compass Bank                                             6.40       10/01/2017           2,146
     5,600   HSBC Bank plc                                            0.54 (e)            -(f)        3,388
    18,000   HSBC Bank plc                                            0.63 (e)            -(f)       10,957
     2,500   LBI HF, acquired 10/12/2007;
                cost $2,500(a),(b),(c),(g)                            7.43                -(f)           --
     4,000   Lloyds TSB Bank plc                                      0.49 (e)            -(f)        2,290
     7,889   Royal Bank of Scotland plc                               9.50        3/16/2022           8,956
                                                                                                 ----------
                                                                                                     40,918
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (0.5%)
     9,800   Great-West Life & Annuity Insurance Capital, LP (a)      7.15        5/16/2046          10,118
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    19,315   Oil Insurance Ltd. (a)                                   3.26 (e)            -(f)       17,696
    11,950   QBE Capital Funding III Ltd. (a)                         7.25        5/24/2041          12,626
                                                                                                 ----------
                                                                                                     30,322
                                                                                                 ----------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $3,051(a),(b),(c),(g)                7.45                -(f)           --
                                                                                                 ----------
             REINSURANCE (0.6%)
     3,750   Platinum Underwriters Finance, Inc.                      7.50        6/01/2017           4,146

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    9,650   Swiss Re Capital I, LP (a)                              6.85%                -(f)   $   10,132
                                                                                                 ----------
                                                                                                     14,278
                                                                                                 ----------
             Total Financials                                                                        95,636
                                                                                                 ----------
             INDUSTRIALS (0.1%)
             ------------------
             MARINE (0.1%)
     2,000   Navios Maritime Holdings, Inc.                          8.88        11/01/2017           2,093
                                                                                                 ----------
             MATERIALS (0.3%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     2,000   Cemex Espana Luxembourg (a)                             9.88         4/30/2019           2,175
                                                                                                 ----------
             DIVERSIFIED METALS & MINING (0.1%)
     2,000   Vedanta Resources plc (a)                               6.00         1/31/2019           1,820
                                                                                                 ----------
             GOLD (0.1%)
     2,000   St. Barbara Ltd. (a)                                    8.88         4/15/2018           1,760
                                                                                                 ----------
             Total Materials                                                                          5,755
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       150   Altice Financing S.A. (a)                               7.88        12/15/2019             159
                                                                                                 ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
     7,500   Electricite De FranceS.A.  (a)                          5.25                 -(f)        7,044
                                                                                                 ----------
             Total Eurodollar and Yankee Obligations
                (cost: $118,677)                                                                    125,103
                                                                                                 ----------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     3,000   SLM Student Loan Trust                                  0.72 (e)     7/15/2036           2,461
     1,392   SLM Student Loan Trust                                  0.82 (e)    10/25/2038           1,227
                                                                                                 ----------
                                                                                                      3,688
                                                                                                 ----------
             Total Financials                                                                         3,688
                                                                                                 ----------
             Total Asset-Backed Securities (cost: $3,430)                                             3,688
                                                                                                 ----------
             COMMERCIAL MORTGAGE SECURITIES (10.1%)

             FINANCIALS (10.1%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (10.1%)
     2,444   Banc of America Commercial Mortgage, Inc. (a)           5.48        12/10/2042           2,363
    10,000   Banc of America Commercial Mortgage, Inc.               6.06         7/10/2044          10,339
     8,500   Banc of America Commercial Mortgage, Inc.               5.96         5/10/2045           8,959
     2,000   Banc of America Commercial Mortgage, Inc.               5.46         9/10/2045           2,111
     6,000   Banc of America Commercial Mortgage, Inc.               5.36         9/10/2047           6,064
     3,500   Banc of America Commercial Mortgage, Inc.               6.44         2/10/2051           3,570
     2,000   Banc of America Merrill Lynch Commercial Mortgage, Inc. 4.77         7/10/2043           1,968
     5,412   Banc of America Merrill Lynch Commercial
                Mortgage, Inc. (a)                                   6.14         9/10/2047           5,694
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.64        12/11/2040           1,802
     4,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.21         2/11/2041           4,049

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    2,000   Bear Stearns Commercial Mortgage Securities, Inc. (a)   5.66%        9/11/2041      $    1,864
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.60        10/12/2041           1,910
     5,440   Bear Stearns Commercial Mortgage Securities, Inc.       4.99         9/11/2042           5,561
     8,000   Citigroup Commercial Mortgage Trust                     5.95         3/15/2049           8,216
     2,000   Citigroup Commercial Mortgage Trust                     5.48        10/15/2049           1,925
     4,500   Citigroup/Deutsche Bank Commercial Mortgage Trust       5.39         7/15/2044           4,696
    10,000   Commercial Mortgage Loan Trust                          6.06         7/10/2038           9,968
     6,000   Commercial Mortgage Loan Trust                          6.21        12/10/2049           6,346
     2,000   Commercial Mortgage Loan Trust (a)                      5.54        12/11/2049           2,163
     2,000   Credit Suisse Commercial Mortgage Pass-Through Trust    5.99         6/15/2038           1,997
    16,400   Credit Suisse Commercial Mortgage Pass-Through Trust    0.38 (e)     2/15/2040          11,931
     2,500   Credit Suisse Commercial Mortgage Trust                 5.99         6/15/2038           2,711
     2,213   Credit Suisse First Boston Mortgage Securities
                Corp. (a)                                            5.02         1/15/2037           2,236
     8,000   GE Capital Commercial Mortgage Corp.                    5.46         3/10/2044           8,008
     5,355   GE Capital Commercial Mortgage Corp.                    5.61        12/10/2049           5,254
     3,500   GMAC Commercial Mortgage Securities, Inc.               4.97        12/10/2041           3,277
     1,000   GMAC Commercial Mortgage Securities, Inc.               4.98        12/10/2041             685
     4,000   GS Mortgage Securities Corp. II                         5.82         4/10/2038           3,999
     2,200   GS Mortgage Securities Corp. II                         5.94         8/10/2038           2,178
     2,800   GS Mortgage Securities Corp. II                         4.78         7/10/2039           2,827
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  4.99         9/12/2037           2,105
       625   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.00        10/15/2042             659
    11,225   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.04        10/15/2042          11,438
     8,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.57         4/15/2043           8,244
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.52        12/15/2044           2,070
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.52        12/15/2044           2,023
     2,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.48         5/15/2045           2,579
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.41         5/15/2047           4,237
     4,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.  6.20         2/15/2051           4,895
     2,000   LB-UBS Commercial Mortgage Trust                        5.28         2/15/2041           1,976
     1,000   Merrill Lynch Mortgage Trust                            5.46        11/12/2037           1,057
     6,500   Merrill Lynch Mortgage Trust                            5.14         7/12/2038           6,756
     2,500   Merrill Lynch Mortgage Trust                            5.36         7/12/2038           2,396
     1,000   Merrill Lynch Mortgage Trust                            5.39         7/12/2038             899
    11,500   Merrill Lynch Mortgage Trust                            5.68         5/12/2039          11,596
     7,000   Merrill Lynch Mortgage Trust                            5.01        10/12/2041           6,969
     1,000   Merrill Lynch Mortgage Trust                            5.60         1/12/2044             944
     3,000   ML-CFC Commercial Mortgage Trust                        5.42         8/12/2048           3,137
     3,000   ML-CFC Commercial Mortgage Trust                        6.09         8/12/2049           3,057
     2,000   Morgan Stanley Capital I, Inc.                          5.82         6/11/2042           2,103
       878   Morgan Stanley Capital I, Inc.                          5.15         8/13/2042             903
       723   Morgan Stanley Capital I, Inc.                          5.17         8/13/2042             731
     2,000   Morgan Stanley Capital I, Inc.                          5.68         3/12/2044           2,010
     4,000   Morgan Stanley Capital I, Inc.                          5.79         7/12/2044           4,295
     3,400   Wachovia Bank Commercial Mortgage Trust                 5.92         5/15/2043           3,470

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    1,337   Wachovia Bank Commercial Mortgage Trust (a)             4.99%        5/15/2044      $    1,242
                                                                                                 ----------
                                                                                                    226,462
                                                                                                 ----------
             Total Financials                                                                       226,462
                                                                                                 ----------
             Total Commercial Mortgage Securities (cost: $202,485)                                  226,462
                                                                                                 ----------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(h)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         6   Government National Mortgage Assn. I                    6.50         5/15/2023               6
        25   Government National Mortgage Assn. I                    6.50         4/15/2024              27
        11   Government National Mortgage Assn. I                    7.50         3/15/2017              11
        13   Government National Mortgage Assn. I                    7.50         3/15/2017              13
         3   Government National Mortgage Assn. I                    8.00         6/15/2016               3
         4   Government National Mortgage Assn. I                    8.00        11/15/2016               4
         2   Government National Mortgage Assn. I                    8.50         6/15/2016               2
         2   Government National Mortgage Assn. I                    8.50         6/15/2016               2
         3   Government National Mortgage Assn. I                    8.50         7/15/2016               3
         1   Government National Mortgage Assn. I                    8.50         9/15/2016               1
         4   Government National Mortgage Assn. I                    8.50        12/15/2016               4
         9   Government National Mortgage Assn. I                    8.50        12/15/2016               9
         1   Government National Mortgage Assn. I                    8.50         1/15/2017               1
         1   Government National Mortgage Assn. I                    8.50         2/15/2017               1
         1   Government National Mortgage Assn. I                    9.00         6/15/2016               1
         1   Government National Mortgage Assn. I                    9.00         7/15/2016               1
         1   Government National Mortgage Assn. I                    9.00         9/15/2016               1
         1   Government National Mortgage Assn. I                    9.00        10/15/2016               1
         1   Government National Mortgage Assn. I                    9.50        11/15/2016               1
         1   Government National Mortgage Assn. I                    9.50        11/15/2016               1
                                                                                                 ----------
                                                                                                         93
                                                                                                 ----------
             Total U.S. Government Agency Issues (cost: $88)                                             93
                                                                                                 ----------
             U.S. TREASURY SECURITIES (7.5%)

             BONDS (4.1%)
     4,030   2.75%, 8/15/2042                                                                         3,349
     7,030   2.75%, 11/15/2042                                                                        5,835
     1,300   2.88%, 5/15/2043                                                                         1,107
    73,600   3.00%, 5/15/2042                                                                        64,670
    20,175   3.13%, 2/15/2043                                                                        18,126
                                                                                                 ----------
             Total Bonds                                                                             93,087
                                                                                                 ----------

             Notes (3.4%)
        30   1.63%, 8/15/2022                                                                            27
     1,880   1.63%, 11/15/2022                                                                        1,717
    78,000   1.75%, 5/15/2022                                                                        72,851
     2,328   2.00%, 2/15/2023                                                                         2,189
                                                                                                 ----------
             Total Notes                                                                             76,784
                                                                                                 ----------
             Total U.S. Treasury Securities (cost: $190,603)                                        169,871
                                                                                                 ----------
             Total Bonds (cost: $852,677)                                                           893,174
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================


NUMBER OF                                                           COUPON                           MARKET
SHARES       SECURITY                                                 RATE         MATURITY      VALUE(000)
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
26,454,378   State Street Institutional Liquid Reserve Fund, 0.07% (i) (cost:  $26,454)        $     26,454
                                                                                               ------------

             TOTAL INVESTMENTS(COST: $2,089,381)                                               $  2,224,003
                                                                                               ============
NUMBER OF
CONTRACTS
-----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.4%)
    19,550   Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 59                              2,874
    14,950   Put - iShares MSCI Emerging Markets ETF expiring September 21, 2013 at 36                  486
     2,407   Put - S&P 500 Index expiring October 19, 2013 at 1600                                    6,414
                                                                                               ------------

             TOTAL PURCHASED OPTIONS (COST: $6,783)                                            $      9,774
                                                                                               ============
             WRITTEN OPTIONS (0.1%)
  (19,550)   Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 56                             (1,271)
     (600)   Put - S&P 500 Index expiring October 19, 2013 at 1540                                     (792)
                                                                                               ------------

             TOTAL WRITTEN OPTIONS(PREMIUMS RECEIVED: $1,377)                                  $     (2,063)
                                                                                               ============

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                          TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                $401,112               $--         $--         $401,112
   Preferred Stocks                                   --            30,293       4,480           34,773
   Exchange-Traded Funds                         173,757                --          --          173,757
International Equity Securities:
   Common Stocks                                  63,789           243,796          --          307,585
   Preferred Stocks                                   --                87         750              837
   Exchange-Traded Funds                         293,088                --          --          293,088
Precious Metals and Commodity-Related
Securities:
   Gold                                           43,797                --          --           43,797
   Silver                                          4,782                --          --            4,782
   Exchange-Traded Funds                          29,999                --          --           29,999
Global Real Estate Equity Securities:
   Common Stocks                                      --             8,481          --            8,481
   Preferred Stocks                                5,510               654          --            6,164
Bonds:
   Corporate Obligations                              --           367,957          --          367,957
   Eurodollar and Yankee Obligations                  --           125,103          --          125,103
   Asset-Backed Securities                            --             3,688          --            3,688
   Commercial Mortgage Securities                     --           226,462          --          226,462
   U.S. Government Agency Issues                      --                93          --               93
   U.S. Treasury Securities                      169,871                --          --          169,871
Money Market Instruments:
   Money Market Funds                             26,454                --          --           26,454
Purchased Options                                  9,774                --          --            9,774
-------------------------------------------------------------------------------------------------------
Total                                         $1,221,933        $1,006,614      $5,230       $2,233,777
-------------------------------------------------------------------------------------------------------

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                        TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                                    $(2,063)          $--             $--        $(2,063)
-------------------------------------------------------------------------------------------------------
Total                                              $(2,063)          $--             $--        $(2,063)
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                PREFERRED STOCKS
--------------------------------------------------------------------------------
Balance as of May 31, 2013                                                $5,230
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of
investments                                                                    -
--------------------------------------------------------------------------------
Balance as of August 31, 2013                                             $5,230
--------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, certain common stocks with a fair value of $2,497,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Certain common stocks with a fair value of $2,627,000 were also transferred from Level 2 to Level 1 as a result assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, certain preferred stocks which are valued based on methods discussed in note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $231,448,000 and $93,835,000, respectively, resulting in net unrealized appreciation of $137,613,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,248,621,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.8% of net assets at August 31, 2013.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Ambac Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

(b) Security was fair valued at August 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $257,594,000, which represented 11.46% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2013, was $750,000, which represented 0.03% of the Fund's net assets.
(d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2013.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(i) Rate represents the money market fund annualized seven-day yield at August 31, 2013.
*     Non-income-producing security.

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.